MFRA NQM DEPOSITOR, LLC ABS-15G

Exhibit 99.01 - Schedule 7

Data Compare (Non-Ignored)

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	XXXX	MFA 2026-NQM3-10004			Contract Sales Price	0.00		Verified	Field Value reflects sales price as it appears on the sales/purchase contract and/or addendum
XXXX	XXXX	MFA 2026-NQM3-10004			MERS Min Number	XXXX	XXXX	Verified	Field value reflects source document